Balance Sheet Components - Long-Term Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Balance Sheet Components
PPP Loan	$ 10,000	$ 10,000
Contract liabilities, long-term	14,560	14,732	$ 14,732	$ 903
Lease liabilities, long-term	16,984
Other	415	1,195		1,322
Total long-term liabilities	$ 41,959	$ 25,927		$ 2,225